RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Productivity and Reinvestment Initiatives Costs
The following table summarizes the balance of accrued expenses related to these productivity and reinvestment initiatives and the changes in the accrued amounts (in millions):

	Severance Pay and Benefits	Outside Services	Other Direct Costs	Total
2022
Accrued balance at beginning of year	$12	$—	$5	$17
Costs incurred	(4)	81	8	85
Payments	(2)	(81)	(11)	(94)
Noncash and exchange	(2)	—	—	(2)
Accrued balance at end of year	$4	$—	$2	$6
2023
Accrued balance at beginning of year	$4	$—	$2	$6
Costs incurred	(1)	131	34	164
Payments	—	(124)	(42)	(166)
Noncash and exchange	—	(7)	6	(1)
Accrued balance at end of year	$3	$—	$—	$3
2024
Accrued balance at beginning of year	$3	$—	$—	$3
Costs incurred	—	60	73	133
Payments	(3)	(60)	(72)	(135)
Accrued balance at end of year	$—	$—	$1	$1